UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2013

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
8/31/13 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
MUNICIPAL BONDS AND NOTES (94.1%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (5.3%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds, Ser. A, 5s, 12/1/22	Aa1	$75,000	$85,815

AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/17	AA-	50,000	55,735

AZ State COP, Ser. A, AGM, 5 1/4s, 10/1/20	AA-	50,000	55,732

AZ State Trans. Board Hwy. Rev. Bonds (Maricopa Cnty.)
5s, 7/1/24	Aa1	70,000	77,801
4 1/4s, 7/1/19	Aa1	70,000	78,205

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/4s, 5/15/21	A-	75,000	82,560

Pima Cnty., Swr. Rev. Bonds, Ser. A, 5s, 7/1/20	A+	100,000	114,173

Scottsdale, Rev. Bonds, 5s, 7/1/20 (Prerefunded 7/1/16)	AAA	25,000	27,991

			578,012
California (13.5%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(O'Connor Woods), 5s, 1/1/23	A	75,000	81,637
(Episcopal Sr. Cmntys.), 5s, 7/1/22	BBB	50,000	51,580

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
5s, 10/1/21	A3	25,000	28,179
Alameda, Corridor Trans. Auth. Rev. Bonds Ser. A, 5s, 10/1/24	A3	25,000	27,447

CA Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), Ser. A
5s, 10/1/17	A2	40,000	45,104
4s, 10/1/20	A2	60,000	63,410

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Northern CA Retired Officers), 5s, 1/1/20	A	100,000	110,104

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5s, 2/1/18	Baa2	50,000	52,584

CA Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (11/1/13) (Republic Svcs., Inc.), Ser. A, 0.95s, 8/1/23	BBB	100,000	100,000

CA State Dept. of Wtr. Resources Rev. Bonds, Ser. M, 4s, 5/1/16	Aa3	50,000	54,403

CA State Pub. Wks. Board Rev. Bonds
(Judicial Council Projects), Ser. A, 5s, 3/1/20	A2	100,000	113,989
(Regents U.), Ser. C, NATL, FGIC, 4s, 9/1/20	Aa2	30,000	33,255

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), 1.9s, 4/1/28	A1	100,000	91,555

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, 5s, 8/15/22	Aa3	100,000	111,325

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	BBB+	25,000	25,762

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/21	A2	100,000	110,730

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/20	Aa2	75,000	84,794

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/23	A+	25,000	28,271

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (Sr. Lien - 91 Express Lane), 5s, 8/15/29	A1	100,000	102,040

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/18	A	20,000	21,404

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/22	A2	50,000	54,136

Sweetwater, G.O. Bonds, Ser. C, AGM, zero %, 8/1/20	AA-	50,000	38,036

Turlock, Irrigation Dist. Rev. Bonds, 5s, 1/1/23	A2	40,000	43,147

			1,472,892
Colorado (2.5%)

CO Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society), 5s, 12/1/22	A3	75,000	77,900

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5 1/2s, 11/15/19	A1	70,000	80,205
5s, 11/15/20	A1	30,000	33,100

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	A	80,000	86,206

			277,411
Florida (6.0%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. P-2, 5s, 10/1/23	A1	40,000	44,008

Escambia Cnty., Hlth. Facs. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5s, 8/15/18	Baa1	100,000	109,413

FL State Auth. Utility Rev. Bonds (Golden Gate Util.), AGM, 5s, 7/1/22	AA-	75,000	81,924

FL State Board of Ed. G.O. Bonds
Ser. B, 5s, 6/1/21	AAA	25,000	28,257
Ser. 2006C, 5s, 6/1/17	AAA	100,000	114,009

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 5 1/4s, 10/1/19	A2	50,000	57,155

Jea, Rev. Bonds, Ser. B, 4s, 10/1/22	Aa3	25,000	25,996

Manatee Cnty., Rev. Bonds, NATL, 5s, 10/1/17 (Prerefunded 10/1/16)	Aa2	30,000	33,854

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/22	A3	50,000	55,568

Orange Cnty., Rev. Bonds, Ser. C, 5s, 1/1/24	Aa2	55,000	61,940

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4 3/4s, 5/1/22	Aa3	40,000	42,291

			654,415
Hawaii (0.8%)

Honolulu City & Cnty., G.O. Bonds
Ser. B, 5s, 11/1/22	Aa1	25,000	28,846
Ser. F, 5s, 9/1/17	Aa1	50,000	57,148

			85,994
Illinois (5.3%)

Chicago, Waste Wtr. Transmission Rev. Bonds, NATL, 5 1/2s, 1/1/17	A+	75,000	83,369

Chicago, Wtr. Reclamation Dist. G.O. Bonds
5s, 12/1/35 (Prerefunded 12/1/16)	Aa1	70,000	79,404
Ser. A, 5s, 12/1/21	AAA	25,000	28,742
Ser. B, 5s, 12/1/21	AAA	75,000	86,227

IL State G.O. Bonds, 5s, 7/1/23	A3	50,000	51,803

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-2, AGM, 5s, 1/1/27 (Prerefunded 7/1/16)	Aa3	150,000	167,723

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5 1/4s, 6/1/21	A	20,000	22,083
5 1/4s, 6/1/20	A	50,000	55,686

			575,037
Louisiana (0.5%)

Morehouse Parish, Poll. Control Rev. Bonds (Intl. Paper Co.), Ser. A, 5 1/4s, 11/15/13	BBB	50,000	50,414

			50,414
Maryland (2.8%)

Baltimore, Board of School Comm. Rev. Bonds, 5s, 5/1/16	Aa1	250,000	274,960

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	30,000	34,174

			309,134
Massachusetts (7.3%)

MA State G.O. Bonds, Ser. A, 5s, 9/1/18	Aa1	100,000	115,980

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5s, 7/1/26	A1	100,000	106,793

MA State Dev. Fin. Agcy. Rev. Bonds (MA College Pharmacy Allied)
Ser. E, AGM, 5s, 7/1/17	AA-	25,000	27,833
4s, 7/1/22	A2	60,000	62,443

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	49,244

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Partners Hlth. Care Syst.)
Ser. J-2, 4 1/4s, 7/1/17	Aa2	50,000	55,285
4s, 7/1/19	Aa2	15,000	16,373

MA State Port Auth. Rev. Bonds, Ser. B, 5s, 7/1/17	Aa3	75,000	85,312

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds, Ser. B, 5s, 10/15/17	AA+	65,000	74,681

MA State Tpk. Auth. Rev. Bonds, Ser. A, FHLMC Coll., FNMA Coll.,GNMA Coll., 5 1/8s, 1/1/23 Escrowed to maturity	Aaa	50,000	58,524

MA State Wtr. Resource Auth. Rev. Bonds, Ser. J, AGM, 5 1/4s, 8/1/16	Aa1	125,000	141,098

			793,566
Michigan (3.2%)

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A
4s, 7/1/19	Aa3	50,000	54,406
4s, 7/1/18	Aa3	50,000	54,985

MI State Rev. Bonds, AGM, 5 1/2s, 11/1/20	AA+	50,000	59,266

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20) (Ascension Hlth.), 1.95s, 11/15/47	AA+	75,000	69,992

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth. Syst.), 5s, 11/15/19	A2	65,000	71,793

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), Ser. C, 5s, 12/1/17	A2	35,000	39,307

			349,749
Minnesota (1.9%)

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5s, 5/1/21	Baa1	75,000	77,291

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
5s, 1/1/20	A	20,000	22,632
Ser. C, 3s, 1/1/17	A	20,000	20,982

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5s, 10/1/23(FWC)	A3	75,000	83,535

			204,440
Mississippi (1.0%)

MS State G.O. Bonds, Ser. H, 4s, 12/1/21	Aa2	100,000	108,388

			108,388
Missouri (1.0%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5s, 6/1/19	A+	100,000	113,170

			113,170
Nevada (2.3%)

Clark Cnty., Arpt. Rev. Bonds, Ser. 08-E, 4s, 7/1/17	Aa2	150,000	163,760

Las Vegas, Special Assessment Bonds (Dist. No. 607 Local Impt.), 5s, 6/1/24	BB/P	25,000	24,470

NV State G.O. Bonds, 5s, 8/1/20	Aa2	55,000	63,293

			251,523
New Hampshire (0.3%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.), Ser. A, 5 1/4s, 10/1/19	Baa1	25,000	28,027

			28,027
New Jersey (7.7%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 5s, 10/1/22	Aa2	100,000	114,413

NJ State G.O. Bonds, Ser. Q, 5s, 8/15/21	Aa3	65,000	73,967

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction), Ser. K, AMBAC, 5 1/2s, 12/15/19	A1	145,000	168,294

NJ State Edl. Fac. Auth. Rev. Bonds
(Montclair St. U.), Ser. J, NATL, 5 1/4s, 7/1/17	A1	50,000	55,969
(Ramapo College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	55,036

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 5 3/4s, 7/1/15	BBB-	15,000	15,358
5s, 9/15/23	A1	75,000	80,759
(Holy Name Med. Ctr.), 4 1/2s, 7/1/20	Baa2	25,000	25,935
(Hackensack U. Med. Ctr.), 4 1/2s, 1/1/17	A3	25,000	26,716
(St. Barnabas Hlth.), Ser. A, 4 3/8s, 7/1/20	Baa1	15,000	15,323
(Holy Name Med. Ctr.), 4 1/4s, 7/1/18	Baa2	60,000	62,330

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5s, 1/1/21	A+	100,000	112,426

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 5s, 6/15/20	A1	25,000	28,225

			834,751
New York (11.3%)

Niagara Area Dev. Corp. Rev. Bonds (Niagra U.), Ser. A, 5s, 5/1/18	BBB+	100,000	109,354

NY City, G.O. Bonds
Ser. C-1, 5s, 10/1/18	Aa2	25,000	28,423
Ser. H, 4s, 3/1/23	Aa2	195,000	205,717

NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. C-1, 3 3/4s, 11/1/16	Aa2	25,000	26,481

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. AA, 5s, 6/15/16	AA+	35,000	38,968
Ser. EE, 5s, 6/15/16	AA+	30,000	33,401

NY State Dorm. Auth. Rev. Bonds (Mount Sinai Hosp.), Ser. A, 4s, 7/1/20	A2	50,000	52,936

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Fordham U.), 5s, 7/1/17	A2	30,000	33,826
(The New School), 4s, 7/1/16	A3	50,000	53,700

NY State Dorm. Auth. Personal Income Tax Gen. Purpose Rev. Bonds, Ser. B, 5s, 3/15/20	AAA	150,000	173,238

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.), Ser. AA, 3.8s, 5/1/20	Aa2	50,000	52,304

NY State Urban Dev. Corp. Rev. Bonds
(State Personal Income Tax), Ser. A-2, NATL, 5 1/2s, 3/15/21	AAA	125,000	148,323
Ser. B, 5s, 1/1/18	AA-	25,000	28,290

Port Auth. NY & NJ Rev. Bonds, 5s, 7/15/24	Aa3	100,000	109,454

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 5s, 6/1/17	AA-	25,000	28,463

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 5s, 11/15/23	Aa3	50,000	56,522

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 4s, 1/1/23	BBB/F	50,000	47,927

			1,227,327
North Carolina (1.5%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, 6s, 1/1/22	AA-	50,000	59,672

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. A, 5 1/4s, 1/1/19	A2	95,000	107,384

			167,056
Ohio (2.7%)

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 4s, 1/1/21	BBB	50,000	48,544

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/23	A-	50,000	53,372

OH State G.O. Bonds (Higher Ed.), Ser. A
5s, 8/1/22	Aa1	50,000	57,594
5s, 2/1/22	Aa1	25,000	28,590

OH State Tpk. Comm. Rev. Bonds, 5s, 2/15/27	A1	100,000	104,909

			293,009
Oregon (0.5%)

Yamhill Cnty., G.O. Bonds (McMinnville-School Dist. #40), AGM, 5s, 6/15/26 (Prerefunded 6/15/17)	Aa1	50,000	57,096

			57,096
Pennsylvania (4.8%)

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (U. Student Housing, LLC), 3s, 8/1/19	Baa3	100,000	93,729

Cumberland Cnty., Rev. Bonds (Dickinson College), 5s, 11/1/18	A+	25,000	27,975

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc.-Millersville U.), 5s, 7/1/30	Baa3	40,000	38,200

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	40,000	40,192

Gen. Auth. of South Central Rev. Bonds (York College of PA), 4s, 11/1/19	A	30,000	31,691

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A
5.1s, 7/1/20	BBB+	25,000	26,803
5s, 7/1/18	BBB+	25,000	27,334

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5s, 8/15/20	A3	25,000	26,518

PA Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35s, 10/1/23	AA+	100,000	90,955

PA State G.O. Bonds, Ser. 2, 5s, 2/15/22	Aa2	30,000	33,568

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area), 5 1/4s, 3/1/20	A1	25,000	27,429

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, AGM, 5s, 8/1/22	AA-	55,000	57,983

			522,377
Texas (7.7%)

Crowley, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/1/19	Aaa	75,000	87,110

Midland, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/18	Aaa	180,000	206,737

North TX, Tollway Auth. Mandatory Put Bonds (1/1/16), Ser. E-3, 5 3/4s, 1/1/38	A2	100,000	110,412

Northside, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 4s, 8/15/18	Aaa	150,000	166,445

San Antonio, G.O. Bonds, 4s, 2/1/16	Aaa	150,000	161,487

TX State G.O. Bonds, 5s, 4/1/16	Aaa	100,000	111,023

			843,214
Virginia (1.3%)

Amelia Cnty., Indl. Dev. Auth. Solid Waste Mandatory Put Bonds (4/1/14) (Waste Mgmt., Inc.), 0.85s, 4/1/27	BBB	75,000	74,894

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	60,000	64,451

			139,345
Washington (2.9%)

Seattle, Light & Pwr. Rev. Bonds, Ser. A, 5s, 2/1/26	Aa2	100,000	108,553

WA State G.O. Bonds, Ser. C, 4s, 2/1/19	Aa1	150,000	165,783

WA State Hlth. Care Fac. Auth. Rev. Bonds (Swedish Hlth. Svcs.), Ser. A, 4s, 11/15/18 Escrowed to maturity	AAA/F	40,000	44,851

			319,187
TOTAL INVESTMENTS

Total investments (cost $10,654,581)(b)			$10,255,534

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 18, 2013 (commencement of operations) through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,903,578.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $10,654,581, resulting in gross unrealized appreciation and depreciation of $912 and $399,959, respectively, or net unrealized depreciation of $399,047.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State debt	17.6%
	Utilities	15.0
	Healthcare	13.2
	Transportation	12.3
	Local debt	11.9
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$10,255,534	$—

Totals by level	$—	$10,255,534	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013